PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2021	2022

Cost:
Laboratory equipment	$3,588	$3,688
Office equipment and furniture	265	265
Computers and software	357	428
Leasehold improvements	1,993	1,993
	6,203	6,374
Less:
Accumulated depreciation and amortization	(5,152)	(5,714)
Property and equipment, net	$1,051	$660